Shareholders' Equity (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of noncontrolling interest
Stockholders' Equity Attributable to Noncontrolling Interest, Beginning Balance	$ 1,450	$ 1,321	$ 1,385
NGAS Acquisition	497
Income/(Loss) to noncontrolling interest	249	129	(64)
Stockholders' Equity Attributable to Noncontrolling Interest, Ending Balance	$ 2,196	$ 1,450	$ 1,321